Share-based payments - Schedule of Share-based Compensation Expense (Details) - Newlink share incentive plan [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	¥ 6,661	¥ 8,895	¥ 5,322
Selling and marketing expenses	25,835	63,766	27,846
Administrative expenses	117,474	316,762	170,145
Research and development expenses	10,451	9,653	10,519
Total	¥ 160,421	¥ 399,076	¥ 213,832